Assets Held For Sale and Other Current Assets - Summary of Assets and liabilities Held for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Asset held for sale and discontinued operations [line items]
Assets	$ 68	$ 141
Liabilities	0	39
Net assets	68	102
Other assets held for sale [member]
Asset held for sale and discontinued operations [line items]
Assets	68	64
Net assets	$ 68	64
Costa Rica and El Salvador [Member]
Asset held for sale and discontinued operations [line items]
Assets		77
Liabilities		39
Net assets		$ 38